UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Name:    John Hancock Life Insurance Company (U.S.A.)
Address: 601 Congress Street
         Boston, MA 02110-2805


Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Maureen Milet
Title:  Vice President & Chief Compliance Officer-Investments
Phone:  (617) 572-0203


            Maureen Milet      Boston, MA            February 25, 2013
            -------------      -------------         -----------------
            [Signature]        [City, State]         [Date]

NOTE: The original filing was made under the name John Hancock Life Insurance Company.


Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                       65

Form 13F Information Table Value Total:                  US $123,944 (thousands)


List of Other Included Managers:

No.           Form 13F File Number         Name
1                                          Maritime Life Assurance Company

                                                             Shares
                          Title       CUSIP         Value    or Prn   SH/ Put/  Investment    Other            VOTING AUTHORITY
Name of Issuer            of Class    Number      (x$1000)   Amount   PRN Call  Discretion    Manager         SOLE   SHARED   NONE
ABER DIAMOND CORP         COM         002893105        566     18,400 SH        DEFINED         1               0     18,400    0
AGNICO EAGLE MINES, LTD   COM         008474108        534     22,900 SH        DEFINED         1               0     22,900    0
ALCAN INC                 COM         013716105      2,452     42,500 SH        DEFINED         1               0     42,500    0
ALLIANCE ATLANTIS         COM         01853E204        124     12,900 SH        DEFINED         1               0     12,900    0
AMPEX CORP.               COM         032092108         15    186,411 SH        SOLE                      186,411          0    0
ANGIOTECH PHARM           COM         034918102        284      5,300 SH                                        0          0    0
BALLARD POWER SYSTEMS     COM         05858H104        489     28,000 SH        DEFINED         1               0     28,000    0
BANK OF MONTREAL          COM         063671101      2,902     69,600 SH        DEFINED         1               0     69,600    0
BCE INC.                  COM         05534B109      8,446    296,350 SH        DEFINED         1               0    296,350    0
BIOMIRA                   COM         09161R106         13      8,700 SH        DEFINED         1               0      8,700    0
BOARDWALK EQUITIES        COM         096613104         83      5,500 SH        DEFINED         1               0      5,500    0
BRASCAN CORP              COM         10549P606      6,998    200,000 SH        DEFINED         1               0    200,000    0
BROOKFIELD PPTYS          COM         112900105        821     28,709 SH        DEFINED         1               0     28,709    0
BUDGET GROUP, INC.        COM         119003101        354  1,310,679 SH        SOLE                    1,310,679          0    0
CANADIAN IMPERIAL BANK    COM         136069101      2,411     55,400 SH        DEFINED         1               0     55,400    0
CANADIAN LIFE FINANCIAL   COM         135113108      1,082     26,850 SH        DEFINED         1               0     26,850    0
CANADIAN NATIONAL RY      COM         136375102        196      3,000 SH        DEFINED         1               0      3,000    0
CANADIAN PACIFIC RY       COM         13645T100         88      3,100 SH        DEFINED         1               0      3,100    0
CHC HELICOPTER CORP       COM         12541C203        171      6,000 SH        DEFINED         1               0      6,000    0
COGNICASE INC             COM         192423100         42     10,200 SH        DEFINED         1               0     10,200    0
COINSTAR INC.             COM         19259P300        856     35,000 SH        SOLE                       35,000          0    0
COREL CORP.               COM         21868Q109         29     12,900 SH        DEFINED         1               0     12,900    0
CREO PRODUCTS             COM         13566G509        105      8,200 SH        DEFINED         1               0      8,200    0
CRYSTALLEX INTL CORP      COM         22942F101         61     26,100 SH        DEFINED         1               0     26,100    0
DEAN FOODS                COM         242370104      4,162    112,196 SH        SOLE                      154,747          0    0
DECOMA INTL               COM         13566G509         84      6,800 SH        DEFINED         1               0      6,800    0
DESCARTES SYSTEMS         COM         249906108         82     16,900 SH        DEFINED         1               0     16,900    0
DEVON ENERGY CORP         COM         25179M103      7,103    154,747 SH        SOLE                      154,747          0    0
DOREL INDUSTRIES          COM         25822C205        288      8,100 SH        DEFINED         1               0      8,100    0
ECHO BAY MINES            COM         278751102         90     51,200 SH        DEFINED         1               0     51,200    0
ENBRIDGE INC.             COM         29250N105      9,362    209,300 SH        DEFINED         1               0    209,300    0
EXTENDICARE INC.          COM         30224T871         45     10,700 SH        DEFINED         1               0     10,700    0
FIRSTSERVICE CORP         COM         33761N109         58      2,300 SH        DEFINED         1               0      2,300    0
FORDING INC               COM         345426100        279      8,450 SH        DEFINED         1               0      8,450    0
FOUR SEASONS HOTELS       SUB VTG SH  35100E104        777     17,500 SH        DEFINED         1               0     17,500    0
GLAMIS GOLD, LTD.         COM         376775102        230     27,700 SH        DEFINED         1               0     27,700    0
GOLDCORP INC              COM         380956409        554     27,600 SH        DEFINED         1               0     27,600    0
GOLDEN STATE VINTNERS     COM         38121K208      2,305    658,695 SH        SOLE                      658,695          0    0
GSI LUMONICS              COM         345426100         68      7,100 SH        DEFINED         1               0      7,100    0
GT GROUP TELECOM          COM         362359408         12     21,200 SH        DEFINED         1               0     21,200    0
HUMMINGBIRD COMMUN        COM         44544R101        105      3,100 SH        DEFINED         1               0      3,100    0
HURRICANE HYDROCARBON     COM         44779E106        222     13,450 SH        DEFINED         1               0     13,450    0
ID BIOMEDICAL             COM         44936D108         54      5,200 SH        DEFINED         1               0      5,200    0
IMPERIAL OIL              COM         453038408      1,778     57,000 SH        DEFINED         1               0     57,000    0
INTERTAPE PLYMR GRP       COM         460919103         57      5,900 SH        DEFINED         1               0      5,900    0
INTRAWEST CORP.           COM         460915200        250      7,850 SH        DEFINED         1               0      7,850    0
IPSCO INC.                COM         462622101        124      7,850 SH        SOLE                        7,850          0    0
KINROSS GOLD              COM         496902107        265     68,450 SH        DEFINED         1               0     68,450    0
K-SWISS, INC              COM         482686102      4,342    200,000 SH        SOLE            1               0    200,000    0
LEITCH                    COM         52543H107         27      4,900 SH        DEFINED         1               0      4,900    0
LIONS GATE INT            COM         535919203         56     14,100 SH        DEFINED         1               0     14,100    0
LODGENET ENTERTAINMENT    COM         540211109      1,709    160,000 SH        SOLE                      160,000          0    0
METHANEX                  COM         59151K108        477     13,200 SH        DEFINED         1               0     13,200    0
MOORE CORP, LTD           COM         615785102        394     18,500 SH        DEFINED         1               0     18,500    0
NABORS INDUSTRIES, INC.   COM         629568106      4,583    337,900 SH        SOLE                      337,900          0    0
NORANDA                   COM         655422103      1,847    130,000 SH        DEFINED         1               0    130,000    0
OPEN TEXT CORP.           COM         683715106        116      3,200 SH        DEFINED         1               0      3,200    0
PAN AMERICAN SILVER       COM         697900108         88      7,200 SH        DEFINED         1               0      7,200    0
QLT PHOTOTHERAPEUT        COM         746927102        916     68,345 SH        DEFINED         1               0     68,345    0
QUEBECOR PRINTING         COM         748203106        110      7,800 SH        DEFINED         1               0      7,800    0
RESEARCH IN MOTION        COM         760975102        207     10,000 SH        DEFINED         1               0     10,000    0
ROYAL BANK OF CDA         COM         788087102     12,279    230,800 SH        SOLE                      230,800          0    0
ROYAL GROUP TECH          COM         779915107        769     25,500 SH        DEFINED         1               0     25,500    0
STEINWAY MUSICAL INST.    COM         858495104     31,286  1,461,953 SH        SOLE                    1,461,953          0    0
TRANS CANADA PPLNS        COM         893526103      7,266    317,000 SH        SOLE                      317,000          0    0